Fair value of financial instruments - Carrying or notional amounts and estimated fair values for financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Cash and due from banks	$ 491,065	$ 388,311
Money market investments	11,640,880	3,262,286
Debt Securities Available for Sale, at Fair Value	21,561,152	17,648,473
Debt securities held-to-maturity, net	82,360	97,662
Equity securities:
Equity securities	173,737	159,887
Loans held in portfolio, net	28,488,946	26,929,165
Mortgage servicing rights	118,395	150,906	$ 169,777
Deposits
Time deposits	7,307,848	7,674,797
Total deposits	56,866,340	43,758,606
Assets sold under agreements to repurchase	121,303	193,378
Notes payable:
Notes Payable	1,224,981	1,101,608
Derivatives	18,925	16,619
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt Securities Available for Sale, at Fair Value		6,975
Debt securities held-to-maturity, net	70,768
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt Securities Available for Sale, at Fair Value	392,132	586,175
Debt securities held-to-maturity, net	31
Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	11,561
Other
Financial Assets:
Debt Securities Available for Sale, at Fair Value	235	350
Carrying amount
Financial Assets:
Cash and due from banks	491,065	388,311
Money market investments	11,640,880	3,262,286
Trading account debt securities, excluding derivatives	36,674	40,321
Debt Securities Available for Sale, at Fair Value	21,561,152	17,648,473
Debt securities held-to-maturity, net	82,360	97,662
Equity securities:
FHLB Stock	49,799	43,787
FRB stock	93,045	93,470
Other investments	30,893	22,630
Equity securities	173,737	159,887
Loans held-for-sale	99,455	59,203
Loans held in portfolio, net	28,488,946	26,929,165
Mortgage servicing rights	118,395	150,906
Derivatives	20,785	17,966
Deposits
Demand deposits	49,558,492	36,083,809
Time deposits	7,307,848	7,674,797
Total deposits	56,866,340	43,758,606
Assets sold under agreements to repurchase	121,303	193,378
Notes payable:
Advances with the FHLB	542,469	421,399
Unsecured senior debt securities	296,574	295,307
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	384,929	384,902
FRB advances	1,009
Notes Payable	1,224,981	1,101,608
Derivatives	18,925	16,619
Carrying amount | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	70,768	85,556
Carrying amount | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	31	45
Carrying amount | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	11,561	11,561
Carrying amount | Other
Financial Assets:
Debt securities held-to-maturity, net		500
Fair Value
Financial Assets:
Cash and due from banks	491,065	388,311
Money market investments	11,640,880	3,262,286
Trading account debt securities, excluding derivatives	36,674	40,321
Debt Securities Available for Sale, at Fair Value	21,561,152	17,648,473
Debt securities held-to-maturity, net	94,891	105,110
Equity securities:
FHLB Stock	49,799	43,787
FRB stock	93,045	93,470
Other investments	31,085	28,695
Equity securities	173,929	165,952
Loans held-for-sale	102,189	60,030
Loans held in portfolio, net	27,098,297	25,051,400
Mortgage servicing rights	118,395	150,906
Derivatives	20,785	17,966
Deposits
Demand deposits	49,558,492	36,083,809
Time deposits	7,319,963	7,598,732
Total deposits	56,878,455	43,682,541
Assets sold under agreements to repurchase	121,257	193,271
Notes payable:
Advances with the FHLB	561,977	429,718
Unsecured senior debt securities	321,078	323,415
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	395,078	395,216
FRB advances	1,009
Notes Payable	1,279,142	1,148,349
Derivatives	18,925	16,619
Fair Value | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	83,298	93,002
Fair Value | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	32	47
Fair Value | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	11,561	11,561
Fair Value | Other
Financial Assets:
Debt securities held-to-maturity, net		500
Fair Value | Level 1
Financial Assets:
Cash and due from banks	491,065	388,311
Money market investments	11,634,851	3,256,274
Trading account debt securities, excluding derivatives	11,506	7,081
Debt Securities Available for Sale, at Fair Value	3,499,781	3,841,715
Debt securities held-to-maturity, net	0	0
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	0	0
Equity securities	0	0
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
FRB advances	0
Notes Payable	0	0
Derivatives	0	0
Fair Value | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 1 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 1 | Other
Financial Assets:
Debt securities held-to-maturity, net		0
Fair Value | Level 2
Financial Assets:
Cash and due from banks	0	0
Money market investments	6,029	6,012
Trading account debt securities, excluding derivatives	24,509	32,270
Debt Securities Available for Sale, at Fair Value	18,060,357	13,805,576
Debt securities held-to-maturity, net	11,561	12,061
Equity securities:
FHLB Stock	49,799	43,787
FRB stock	93,045	93,470
Other investments	29,590	21,328
Equity securities	172,434	158,585
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	20,785	17,966
Deposits
Demand deposits	49,558,492	36,083,809
Time deposits	7,319,963	7,598,732
Total deposits	56,878,455	43,682,541
Assets sold under agreements to repurchase	121,257	193,271
Notes payable:
Advances with the FHLB	561,977	429,718
Unsecured senior debt securities	321,078	323,415
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	395,078	395,216
FRB advances	1,009
Notes Payable	1,279,142	1,148,349
Derivatives	18,925	16,619
Fair Value | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	0	0
Fair Value | Level 2 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	11,561	11,561
Fair Value | Level 2 | Other
Financial Assets:
Debt securities held-to-maturity, net		500
Fair Value | Level 3
Financial Assets:
Cash and due from banks	0	0
Money market investments	0	0
Trading account debt securities, excluding derivatives	659	970
Debt Securities Available for Sale, at Fair Value	1,014	1,182
Debt securities held-to-maturity, net	83,330	93,049
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	1,495	7,367
Equity securities	1,495	7,367
Loans held-for-sale	102,189	60,030
Loans held in portfolio, net	27,098,297	25,051,400
Mortgage servicing rights	118,395	150,906
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
FRB advances	0
Notes Payable	0	0
Derivatives	0	0
Fair Value | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, net	83,298	93,002
Fair Value | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, net	32	47
Fair Value | Level 3 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, net	$ 0	0
Fair Value | Level 3 | Other
Financial Assets:
Debt securities held-to-maturity, net		$ 0